Long-Term Loans, Net of Current Maturities (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)
Debt Instrument [Line Items]
Total amount of the loans	$ 3,134		$ 3,858
Less - current maturities	400		400
Long-term loans, net of current maturities	$ 2,734		$ 3,458
NIS [Member]
Debt Instrument [Line Items]
Total amount of the loans | ₪		₪ 3,134		₪ 3,858
Weighted interest rate	5.44%	5.44%